Earnings Per Equity Share - Summary of Diluted Earnings Per Share (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) ₨ / shares shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2024 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 131,974	$ 1,407	₨ 131,354	₨ 110,452
Weighted average number of equity shares outstanding	10,476,247,846	10,476,247,846	10,456,741,552	10,576,571,110
Effect of dilutive equivalent share options	27,175,090	27,175,090	32,197,840	34,853,518
Weighted average number of equity shares for diluted earnings per share	10,503,422,936	10,503,422,936	10,488,939,392	10,611,424,628
Diluted Earnings Per Share | ₨ / shares	₨ 12.56		₨ 12.52	₨ 10.41